Investment Objectives and Goals - SEI QIM U.S. Equity Factor Allocation Active ETF	Mar. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SEI QiM U.S. Equity Factor Allocation Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term growth of capital and income.